SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 Fax AMERICA • ASIA PACIFIC • EUROPE

August 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds III—BlackRock LifePath® Index Retirement Fund, BlackRock

LifePath® Index 2020 Fund, BlackRock LifePath® Index 2025 Fund, BlackRock

LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock

LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock

LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund and

BlackRock LifePath® Index 2060 Fund (the “Funds”)

(Securities Act File No. 33-54126, Investment Company Act File No. 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Investor P Shares Prospectus of the Funds, dated July 6, 2018, as filed pursuant to Rule 497(c) under the Securities Act of 1933 on July 13, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Fund Advisors

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.